Employee Compensation (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) employee	Dec. 31, 2024 EUR (€) employee	Dec. 31, 2023 EUR (€) employee
Employee Compensation
Wages and Salaries	€ 83,330	€ 59,383	€ 31,013
Employer's contribution to defined contribution plans	7,322	3,694	1,971
Share based payment expense	2,071	1,662	1,134
Other short-term benefits	3,647	678	1,352
Total onshore employee compensation	€ 96,370	€ 65,417	€ 35,470
Average number of employees | employee	893	606	295
Number of employees at the end of the reporting period | employee	1,073	659	570
Onshore | Employee compensation
Employee Compensation
Wages and Salaries	€ 37,322	€ 29,340	€ 16,957
Employer's contribution to defined contribution plans	3,765	1,635	847
Share based payment expense	2,071	1,662	1,134
Other short-term benefits	3,124	495	611
Total onshore employee compensation	€ 46,282	€ 33,132	€ 19,549
Average number of employees | employee	307	242	113
Offshore | Seafarer payroll
Employee Compensation
Wages and Salaries	€ 46,008	€ 30,043	€ 14,056
Employer's contribution to defined contribution plans	3,557	2,059	1,124
Other short-term benefits	523	183	741
Total onshore employee compensation	€ 50,088	€ 32,285	€ 15,921
Average number of employees | employee	586	364	182